Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MIH (Detail) - PLDT Communications and Energy Ventures, Inc. [Member] ₱ in Millions, shares in Millions, $ in Millions										12 Months Ended
	Apr. 05, 2024 USD ($) shares	Apr. 05, 2024 PHP (₱) shares	Dec. 13, 2023 USD ($) shares	Dec. 13, 2023 PHP (₱) shares	Apr. 07, 2022 PHP (₱) shares	Jun. 11, 2021 PHP (₱) shares	Mar. 12, 2021 PHP (₱) shares	Dec. 31, 2020 PHP (₱) shares	Mar. 14, 2018 PHP (₱) shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures [Line Items]
Equity interest										37.66%	36.97%
Common Stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold									53.4
Total consideration | ₱									₱ 465
Equity interest									100.00%
Subscription of Ordinary Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold									95.9
Total consideration | ₱									₱ 3,806
Equity interest									100.00%
Class A2 Preference Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold							6.7	7.9
Total consideration | ₱							₱ 447	₱ 544
Equity interest							41.87%	43.97%
Class B Convertible Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold						15.6
Total consideration | ₱						₱ 1,218
Equity interest						38.45%
Class C Convertible Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold					27.2
Total consideration | ₱					₱ 3,252
Equity interest					36.82%
Class C2 Convertible Preference Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold	6.7	6.7	12.3	12.3
Total consideration	$ 15.3	₱ 857	$ 28.0	₱ 1,563
Equity interest	37.66%	37.66%	36.97%	36.97%